CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2018	Dec. 31, 2017
Current assets
Current assets	€ 38,347	€ 37,774
Cash and cash equivalents	3,140	7,569
Financial assets	17,688	14,044
Trade receivables	4,802	5,093
Inventories	11,309	9,539
Income tax receivables	3	3
Other assets	1,405	1,526
Non-current assets
Non-current assets	29,360	29,257
Financial assets	1,298	357
Intangible assets	1,183	1,111
Property, plant and equipment	26,792	27,698
Investments in joint venture	36	39
Other assets	51	52
Total assets	67,707	67,031
Current liabilities
Current liabilities	8,957	6,576
Deferred income	69	271
Trade payables	2,841	3,059
Contract liabilities	2,969
Financial liabilities	1,054	1,162
Other liabilities and provisions	2,024	2,084
Non-current liabilities
Non-current liabilities	16,527	16,537
Deferred income		18
Deferred tax liabilities	72	66
Financial liabilities	16,365	16,413
Other liabilities and provisions	90	40
Equity
Equity	42,223	43,918
Subscribed capital	3,720	3,720
Capital reserves	76,356	76,227
Accumulated deficit	(39,219)	(37,480)
Accumulated other comprehensive income	1,301	1,380
Equity attributable to the owners of the company	42,158	43,847
Non controlling interest	65	71
Total equity and liabilities	€ 67,707	€ 67,031